Income Tax (Restated) (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
COMPONENTS OF DEFERRED TAX EXPENSE
Tax losses carried forward	$ 140,643	$ 76,687	$ 217,176	$ 133,141	$ 348,179	$ 242,351
Doubtful debts reserve	(8,751)	8,158	(36,133)	41,107	(18,827)	(51,403)
Accruals	(3,672)	(9,582)	(3,671)	(6,864)	(24,106)	(11,301)
Deferred Income Tax Expense (Benefit)	$ 128,220	$ 75,263	$ 177,372	$ 167,384	$ 305,246	$ 179,647